Accrued Expenses and Other Payables (Tables)	12 Months Ended
Dec. 31, 2024
ACCRUED EXPENSES AND OTHER PAYABLES [Abstract]
Components of Accrued Expenses and Other Payables
The components of accrued expenses and other payables are as follows:

	As of December 31,
	2023	2024
	$	$

Current
Accrued cost of revenue and operating expenses	1,066,988	1,236,212
Accrued payroll and welfare expenses	316,397	364,752
Business and other taxes payables	246,164	324,434
Other payables	116,338	281,205
Payables and accruals for long-lived assets	32,724	42,397
Finance lease liabilities	3,715	4,488
Accrued interest for convertible notes	3,737	3,363
Others	48,744	123,520

	1,834,807	2,380,371

Non-current
Finance lease liabilities	10,828	9,012
Others	68,429	62,666

	79,257	71,678